Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Deferred revenue from related parties	$ (22,253)	$ 3,112